INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
INTANGIBLE ASSETS AND GOODWILL, NET
10	INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets –

The movement of intangible assets with limited useful life for the years ended December 31, 2023, 2022 and 2021 is as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	373,602	171,864	73,412	21,100	3,642,091	867,213	17,953	5,167,235	4,708,305	4,293,864
Additions	–	–	–	–	244,879	577,462	6,462	828,803	703,670	532,244
Acquisition of business	2,507	3,457	–	–	10,678	–	–	16,642	7,533	–
Transfers	–	–	–	–	436,050	(436,050)	–	–	–	–
Disposals and others	(204)	–	4,303	–	(54,676)	(107,063)	6,339	(151,301)	(252,273)	(117,803)
Balance as of December 31	375,905	175,321	77,715	21,100	4,279,022	901,562	30,754	5,861,379	5,167,235	4,708,305

Accumulated amortization -
Balance at January 1	302,513	60,488	12,824	21,100	2,637,685	–	5,409	3,040,019	2,795,084	2,475,466
Amortization of the period	15,025	5,827	3,573	–	407,583	–	4,576	436,584	403,726	381,794
Disposals and others	(307)	–	(24)	–	(42,326)	–	416	(42,241)	(158,791)	(62,176)
Balance as of December 31	317,231	66,315	16,373	21,100	3,002,942	–	10,401	3,434,362	3,040,019	2,795,084

Net carrying amount	58,674	109,006	61,342	–	1,276,080	901,562	20,353	2,427,017	2,127,216	1,913,221

During 2023, activated disbursements were mainly related to the implementation and development of various IT projects such as Yape, Collection Suite, Telecredit - Office Banking, Data Lake - Data Vault, Integrated Management of Payment Solutions, Operational CRM, IO App, Among others.

During 2022, the Group has made disbursements mainly related to the implementation and development of various IT projects such as Cubo – Mis Financiero, Yape, DataLake – Data Vault, IFRS 9 Strategic Tool, Office Banking, Vision Plus, among others.

During 2021, the Group has made disbursements mainly related to the implementation and development of various IT projects such as Data Lake - Data Vault, Mobile Banking I14, Telephone Banking by voice call I15 and improvements in Yape, among others.

Due to the implementation of IFRS 17, the expense for depreciation and amortization of intangibles is distributed in the consolidated income statement in the depreciation and amortization item by S/386.1 million and S/50.5 million corresponding to the attributable expense in the item insurance technical result.

In the opinion of Management, the net book value of intangibles does not exceed their recoverable value as of December 31, 2023, 2022 and 2021.

(i)	Client relationships -

This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	37,701	45,262
Credicorp Capital Holding Chile - Inversiones IMT	13,410	15,564
Joinnus S.A.C.	2,507	–
Ultraserfinco S.A.	2,000	6,971
Compañía Incubadora de Soluciones Móviles S.A-Culqi	1,792	1,809
Tenpo SpA	1,264	1,483
Net carrying amount	58,674	71,089

(ii)	Brand name -

This item consists of the following:

	2023	2022
	S/(000)	S/(000)

MiBanco	105,244	111,009
Joinnus S.A.C.	3,457	–
Compañía Incubadora de Soluciones Móviles S.A-Culqi	305	367
Net carrying amount	109,006	111,376

(iii)	Fund management contract -

This item consists of the following:

	2023	2022
	S/(000)	S/(000)

Credicorp Capital Holding Chile - Inversiones IMT	29,553	30,495
Credicorp Capital Colombia	29,229	27,620
Ultrasefinco S.A.	2,560	2,473
Net carrying amount	61,342	60,588

Management has assessed at each reporting date that there was no indication that customer relationships, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2023	2022
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia S.A	111,799	92,188
Banco de Crédito del Perú	52,359	52,359
MiBanco Colombia	49,629	99,979
Pacífico Seguros	36,354	36,354
Joinnus S.A.C	35,700	–
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	22,697	23,441
Monokera S.A.S	22,656	–
Wally POS S.A.C	21,046	24,214
Tenpo Technologie SpA	11,719	13,155
Sami Shop S.A.C	4,000	–
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	798,482	772,213

The recoverable amount of all of the CGUs has been determined based in the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance of Credicorp Capital Colombia S.A, Mibanco Colombia, Tenpo SPA and Tenpo Technologie SpA. are affected by the effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd. and subsidiaries.

As of December 31, 2023, the Group recorded an impairment of MiBanco Colombia (formerly Bancompartir S.A) for $75,199 million Colombian peso equivalent S/64.1 million and S/7.8 million of minority interest. To determine this impairment, a fair value of $438,259 million Colombian peso, equivalent to US$113.2 million, and a book value of $513,458 million Colombian peso, equivalent to US$132.5 million, were estimated. For the estimation, a discount rate of 15.1 percent and a perpetual growth rate of 6.8 percent were used as assumptions. During 2022, no impairment losses were recorded.

The following table summarizes the key assumptions used for the calculation of the present value in 2023 and 2022:

	2023
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	13.10
Prima AFP - AFP Unión Vida	1.60	15.50
Mibanco Colombia	6.80	15.10
Credicorp Capital Colombia S.A	4.60	14.90
Banco de Crédito del Perú	4.60	12.40
Pacífico Seguros (*)	4.60	11.8 and 13.9
Atlantic Security Holding Corporation	2.30	12.60
Tenpo SpA	–	25.00
Compañía Incubadora de Soluciones Móviles S.A- Culqi	–	25.00
Wally POS S.A.C.	–	25.00
Sami Shop S.A.C.	–	25.00

	2022
Description	Terminal value growth rate	Discount rate
	%	%
Mibanco - Edyficar Perú	5.60	14.30
Prima AFP - AFP Unión Vida	1.60	16.10
MiBanco - Colombia	6.00	16.80
Credicorp Capital Colombia S.A.	4.80	17.90
Banco de Crédito del Perú	4.60	12.80
Pacífico Seguros (*)	4.60	13.0 and 14.3
Atlantic Security Holding Corporation	2.30	15.20
Tenpo SpA	–	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	–	25.00

(*)  As of December 31, 2023, and 2022, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

Cash flows of 5 to 10 years were included, depending on the maturity of the business in the discounted cash flow model. Estimated growth rates are based on historical performance and Management’s expectations regarding market development. A long-term growth rate in perpetuity has been determined considering account forecasts included in industry reports.

Discount rates represent the assessment of the specific risks of the CGU. The discount rate originates from the financial asset pricing model (MVAF). The cost of capital is derived from the benefits that the Group’s investors expect to obtain, the specific risk incorporated by applying comparable individual beta factors adjusted to the debt structure of each CGU and the specific country and market risk premiums for each CGU.  Beta factors are evaluated annually based on available market information.

As a result of the evaluation carried out on the goodwill, an impairment in the goodwill of Mibanco Colombia was recognized, which is explained by a combination of lower projected flows and increased capital contributions in 2023 and 2024, partially offset by a lower discount rate. The macroeconomic context has had a relevant impact on business results. The higher rates have put downward pressure on the intermediation margin due to a higher cost of funding and the difficulty of transferring this increase to active rates. Additionally, the portfolio has deteriorated in a context of low economic growth and high inflation rates; mainly due to the greater transfer of credits to Stage 2 and Stage 3.

The key assumptions described above may change if market and economic conditions change. As of December 31, 2023, and 2022, the Group estimates that the reasonableness of these possible changes in these assumptions would not cause the recoverable amount of all CGUs to decrease below their book value.